Pension and Other Postretirement Benefit Plans - Summary of Fair Value of LPP Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total plan assets at fair value	$ 342,482	$ 334,701
Mutual Fund [Member] | Foreign Large Value [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total plan assets at fair value	42,635	43,183
Mutual Fund [Member] | Large Cap Blend [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total plan assets at fair value	43,222	40,944
Mutual Fund [Member] | Large Cap Growth Equity [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total plan assets at fair value	21,433	20,790
Mutual Fund [Member] | Money Market Funds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total plan assets at fair value	6,437	4,474
Common Collective Trusts [Member] | Fixed Income Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total plan assets at fair value	142,289	142,186
Common Collective Trusts [Member] | Real Estate [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total plan assets at fair value	21,714	19,488
Common Collective Trusts [Member] | Foreign [Member] | Sale of Stock [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total plan assets at fair value	43,107	43,429
Common Collective Trusts [Member] | UNITED STATES | Sale of Stock [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total plan assets at fair value	21,645	20,207
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total plan assets at fair value	113,727	109,391
Fair Value, Inputs, Level 1 [Member] | Mutual Fund [Member] | Foreign Large Value [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total plan assets at fair value	42,635	43,183
Fair Value, Inputs, Level 1 [Member] | Mutual Fund [Member] | Large Cap Blend [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total plan assets at fair value	43,222	40,944
Fair Value, Inputs, Level 1 [Member] | Mutual Fund [Member] | Large Cap Growth Equity [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total plan assets at fair value	21,433	20,790
Fair Value, Inputs, Level 1 [Member] | Mutual Fund [Member] | Money Market Funds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total plan assets at fair value	6,437	4,474
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total plan assets at fair value	207,041	205,822
Fair Value, Inputs, Level 2 [Member] | Common Collective Trusts [Member] | Fixed Income Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total plan assets at fair value	142,289	142,186
Fair Value, Inputs, Level 2 [Member] | Common Collective Trusts [Member] | Foreign [Member] | Sale of Stock [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total plan assets at fair value	43,107	43,429
Fair Value, Inputs, Level 2 [Member] | Common Collective Trusts [Member] | UNITED STATES | Sale of Stock [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total plan assets at fair value	21,645	20,207
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total plan assets at fair value	21,714	19,488
Fair Value, Inputs, Level 3 [Member] | Real Estate [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total plan assets at fair value	21,714	19,488	17,755
Fair Value, Inputs, Level 3 [Member] | Common Collective Trusts [Member] | Real Estate [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total plan assets at fair value	$ 21,714	$ 19,488